Income Taxes - Components of Deferred Income Taxes Asset (Liability) (Detail) - CAD ($) $ in Millions	Jan. 31, 2025	Jan. 31, 2024
Deferred tax assets and liabilities [abstract]
Inventories	$ 71.2	$ 77.5
Income taxes and investment tax credits receivable	(3.0)	(3.9)
Trade payables and accruals	20.2	18.7
Provisions	143.4	143.9
Other financial liabilities	15.3	5.1
Lease liabilities	12.5	12.6
Deferred revenues	13.7	21.9
Other financial asset	(8.0)	(15.4)
Other	0.3	(4.6)
Deferred tax assets (liabilities), Current	265.6	255.8
Property, plant and equipment	(99.0)	(73.2)
Intangible assets	(52.5)	(55.6)
Right-of-use assets	(42.3)	(47.5)
Provisions	35.0	33.2
Long-term debt	26.5	2.6
Lease liabilities	35.6	39.9
Deferred revenues	20.4	23.4
Employee future benefit liabilities	37.5	30.3
Other non-current liabilities	(4.0)	(6.9)
Other	19.6	12.6
Deferred tax assets (liabilities), Non-current	(23.2)	(41.2)
Related to non-capital losses carried forward	88.7	40.7
Related to capital losses carried forward	29.3	29.2
Deferred tax assets (liabilities), Gross	360.4	284.5
Unrecognized tax benefits	(81.0)	(52.9)
Total	$ 279.4	$ 231.6